Schedule Of financial liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 9,555	$ 9,460
Lease liability	3,156	3,072
Long term loan	22,517
Other payable	1,390	1,435
Total financial liabilities	36,618	32,399
Short term loan		1,630
Promissory note		519
Working capital facility		16,283
Financial Liabilities Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	9,555
Lease liability	761	598
Long term loan
Other payable	196	188
Total financial liabilities	10,512	786
Short term loan
Promissory note
Working capital facility
Financial Liabilities Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liability	719	555
Long term loan	969
Other payable	239	208
Total financial liabilities	1,927	763
Short term loan
Promissory note
Working capital facility
Financial Liabilities Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liability	735	571
Long term loan	18,641
Other payable	239	218
Total financial liabilities	19,615	789
Short term loan
Promissory note
Working capital facility
Financial Liabilities Twenty Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liability	752	588
Long term loan	969
Other payable	225	610
Total financial liabilities	1,946	1,198
Short term loan
Promissory note
Working capital facility
Financial Liabilities Twenty Thirty [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liability	189
Long term loan	1,938
Other payable	491
Total financial liabilities	$ 2,618
Financial Liabilities Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables		9,460
Lease liability		760
Other payable		211
Total financial liabilities		28,863
Short term loan		1,630
Promissory note		519
Working capital facility		$ 16,283